Share Based Compensation - Summary of Option Activity (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Number of share options
Number of share options, Beginning balance	11,950,858	13,442,848	19,460,008
Number of share options, Excercised			(2,865,800)
Number of share options, Expired	(440,000)
Number of share options, Forfeited or cancelled (post-vesting)	(68,000)	(1,491,990)	(3,151,360)
Number of share options, Ending balance	11,442,858	11,950,858	13,442,848	19,460,008
Number of share options, Vested and expected to vest as of March 31, 2023	11,442,858
Number of share options, Exercisable as of March 31, 2023	11,442,858
Weighted Average Exercise Price
Weighted Average Exercise Price, Beginning balance	$ 0.11	$ 0.12	$ 0.13
Weighted Average Exercise Price, Exercised			0.03
Weighted Average Exercise Price, Expired	0.02
Weighted Average Exercise Price, Forfeited or cancelled (post-vesting)	0.23	0.19	0.27
Weighted Average Exercise Price, Ending balance	0.11	$ 0.11	$ 0.12	$ 0.13
Weighted Average Exercise Price, Vested and expected to vest as of March 31, 2023	0.11
Weighted Average Exercise Price, Exercisable as of March 31, 2023	$ 0.11
Weighted Average Remaining Contractual Life
Weighted Average Remaining Contractual Life	9 months 29 days	1 year 8 months 26 days	3 years 3 months 7 days	4 years 3 months 3 days
Weighted Average Remaining Contractual Life, Vested and expected to vest as of March 31, 2023	9 months 29 days
Weighted Average Remaining Contractual Life, Exercisable as of March 31, 2023	9 months 29 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value	$ 0.00	$ 0	$ 371,000	$ 189,000
Aggregate Intrinsic Value, Vested and expected to vest as of March 31, 2023	0.00
Aggregate Intrinsic Value, Exercisable as of March 31, 2023	$ 0.00